Annual Fund Operating Expenses - AB International Bond Portfolio	Apr. 30, 2021
Class B
Operating Expenses:
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.82%
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.57%